Hedge accounting - Hedged item maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedged items [line items]
Notional amount	R$ 49,584,697	R$ 20,967,989	R$ 18,563,230
Not later than one year [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	13,461,317	1,536,589	873,144
Later than one year and not later than two years [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	15,169,533	1,699,201	707,421
Later than two years and not later than three years [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	11,423,467	6,001,602	2,805,418
Later than three years and not later than four years [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	3,203,777	6,920,470	5,913,477
Later than four years and not later than five years [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	2,556,701	2,888,836	5,930,291
Later than five years and not later than ten years [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	941,397	1,921,291	2,333,479
Later than ten years [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	2,828,505	0	0
Fair value hedges [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	48,670,527	20,082,782	17,887,369
Fair value hedges [member] | Not later than one year [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	12,547,147	696,906	229,368
Fair value hedges [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	15,169,533	1,653,677	707,421
Fair value hedges [member] | Later than two years and not later than three years [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	11,423,467	6,001,602	2,773,333
Fair value hedges [member] | Later than three years and not later than four years [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	3,203,777	6,920,470	5,913,477
Fair value hedges [member] | Later than four years and not later than five years [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	2,556,701	2,888,836	5,930,291
Fair value hedges [member] | Later than five years and not later than ten years [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	941,397	1,921,291	2,333,479
Fair value hedges [member] | Later than ten years [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	2,828,505	0	0
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	708,102	446,442	414,043
Hedges of net investment in foreign operations [member] | Not later than one year [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	708,102	400,918	381,958
Hedges of net investment in foreign operations [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	0	45,524	0
Hedges of net investment in foreign operations [member] | Later than two years and not later than three years [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	32,085
Hedges of net investment in foreign operations [member] | Later than three years and not later than four years [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Hedges of net investment in foreign operations [member] | Later than four years and not later than five years [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Hedges of net investment in foreign operations [member] | Later than five years and not later than ten years [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Hedges of net investment in foreign operations [member] | Later than ten years [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	206,068	438,765	261,818
Cash flow hedges [member] | Not later than one year [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	206,068	438,765	261,818
Cash flow hedges [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Cash flow hedges [member] | Later than two years and not later than three years [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Cash flow hedges [member] | Later than three years and not later than four years [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Cash flow hedges [member] | Later than four years and not later than five years [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Cash flow hedges [member] | Later than five years and not later than ten years [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Cash flow hedges [member] | Later than ten years [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	R$ 0	R$ 0	R$ 0